Supplemental Oil and Gas Information (unaudited) (Tables) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.	12 Months Ended
Dec. 31, 2015
Schedule of costs incurred for oil and natural gas exploration, development and acquisition

	For the Years Ended December 31,
	2015	2014	2013
	(in thousands)
Acquisition costs:
Proved properties	$14,268	$5,758	$10,208
Unproved properties	28,955	16,409	17,204
Development costs	87,452	324,802	151,562
Total	$130,675	$346,969	$178,974

Schedule of index prices used in standardized measure

	For the Years Ended
	December 31,
	2015	2014	2013
	(in thousands)
Oil (per Bbl)	$41.85	$84.94	$92.05
Gas (per Mcf)	$1.71	$4.70	$3.76
NGLs (per Bbl)	$13.94	$22.70	$26.05

Schedule of the Company's net proved reserves, including changes, proved developed reserves and proved undeveloped reserves

	For the Years Ended December 31,
	2015			2014			2013
			Natural			Natural			Natural
	Crude	Natural	Gas	Crude	Natural	Gas	Crude	Natural	Gas
	Oil	Gas	Liquids	Oil	Gas	Liquids	Oil	Gas	Liquids
	(MBbls)	(MMcf)	(MBbls)	(MBbls)	(MMcf)	(MBbls)	(MBbls)	(MMcf)	(MBbls)
Total Proved Reserves:
Beginning of the year	19,850	27,414	1,551	18,510	6,968	525	11,422	10,032	967
Extensions and discoveries	9,444	11,927	1,432	16,122	22,575	1,127	12,459	5,189	300
Revisions of previous estimates	(5,109)	(5,204)	995	56	178	180	426	837	80
Purchases of reserves in place	844	1,363	204	162	192	23	109	94	8
Divestitures of reserves in place	—	—	—	(13,572)	(387)	(69)	(5,193)	(8,387)	(732)
Production	(1,830)	(3,058)	(331)	(1,428)	(2,112)	(235)	(713)	(797)	(98)
End of the year	23,199	32,442	3,851	19,850	27,414	1,551	18,510	6,968	525
Proved Developed Reserves:
Beginning of the year	8,026	11,959	766	6,021	4,837	382	2,978	2,078	285
End of the year	9,347	12,711	1,603	8,026	11,959	766	6,021	4,837	382
Proved Undeveloped Reserves:
Beginning of the year	11,823	15,455	785	12,489	2,131	143	8,444	7,954	682
End of the year	13,852	19,731	2,248	11,823	15,455	785	12,489	2,131	143

Schedule of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves

	December 31,
	2015	2014	2013
	(in thousands)
Future cash inflows	$1,079,962	$1,850,205	$1,743,612
Future development costs	(277,837)	(440,366)	(223,227)
Future production costs	(450,058)	(457,236)	(601,614)
Future income tax expenses	(6,643)	(10,834)	(3,540)
Future net cash flows	345,424	941,769	915,231
10% discount to reflect timing of cash flows	(210,355)	(575,886)	(543,924)
Standardized measure of discounted future net cash flows	$135,069	$365,883	$371,307

Summary of changes in the standardized measure of discounted future net cash flows

	For the Years Ended December 31,
	2015	2014	2013
	(in thousands)
Standardized measure of discounted future net cash flows, beginning of the period	$365,883	$371,307	$257,083
Sales of oil, natural gas and NGLs, net of production costs	(58,534)	(102,488)	(47,424)
Purchase of minerals in place	14,416	5,650	4,410
Divestiture of minerals in place	—	(242,344)	(73,174)
Extensions and discoveries, net of future development costs	57,894	312,532	99,107
Change in estimated development costs	16,100	10,386	7,520
Net change in prices and production costs	(494,734)	(3,027)	21,601
Change in estimated future development costs	247,642	2,935	(40,783)
Revisions of previous quantity estimates	(51,342)	924	135,759
Accretion of discount	37,517	13,561	19,000
Net change in income taxes	1,601	(2,762)	(35)
Net change in timing of production and other	(1,374)	(791)	(11,757)
Standardized measure of discounted future net cash flows, end of the period	$135,069	$365,883	$371,307